UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


DoubleLine Income Solutions Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LIQUIDITY FUNDS                                                                   Agenda Number:  934885724
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248U700
    Meeting Type:  Special
    Meeting Date:  21-Nov-2018
          Ticker:  TFDXX
            ISIN:  US09248U7000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Bruce R. Bond                                             Mgmt          For                            For
       Susan J. Carter                                           Mgmt          For                            For
       Collette Chilton                                          Mgmt          For                            For
       Neil A. Cotty                                             Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Lena G. Goldberg                                          Mgmt          For                            For
       Robert M. Hernandez                                       Mgmt          For                            For
       Henry R. Keizer                                           Mgmt          For                            For
       Cynthia A. Montgomery                                     Mgmt          For                            For
       Donald C. Opatrny                                         Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Joseph P. Platt                                           Mgmt          For                            For
       Mark Stalnecker                                           Mgmt          For                            For
       Kenneth L. Urish                                          Mgmt          For                            For
       Claire A. Walton                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/29/2019